UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07528

Special Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Andrew Dakos
Bulldog Investors, LLC
Park 80 West
250 Pehle Avenue, Suite 708
Saddle Brook, NJ 07663
(Name and address of agent for service)

Copy to:
Thomas R. Westle, Esp.
Blank Rome LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

1-877-607-0414
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2015

Date of reporting period:  September 30, 2015

Item 1. Schedule of Investments.
Special Opportunities Fund, Inc.
Portfolio of Investments
September 30, 2015 (Unaudited)

INVESTMENT COMPANIES - 53.29%	Shares	Fair Value
Closed-End Funds - 45.03%
Adams Diversified Equity Fund	163,607	$2,085,989
Advent/Claymore Enhanced Growth & Income Fund	403,545	3,309,069
Bancroft Fund, Ltd.	69,976	1,308,551
Blackrock Latin American Investment Trust PLC (h)	80,000	327,963
Boulder Growth & Income Fund, Inc.	968,232	7,213,328
Candover Investments Fund PLC (a)(h)	40,468	126,721
Central Securities Corp.	136,479	2,696,825
Clough Global Equity Fund	282,754	3,579,666
Cushing MLP Total Return Fund	16,803	197,603
Deutsche Global High Income Fund	187,349	1,416,171
Deutsche High Income Opportunities Fund, Inc.	353,984	4,654,890
Diversified Real Asset Income Fund	349,485	5,619,719
Ellsworth Growth and Income Fund Ltd.	40,078	313,474
Federated Enhanced Treasury Income Fund	15,396	208,154
First Trust Dividend and Income Fund	136,166	1,064,818
Fort Dearborn Income Securities, Inc.	774	10,914
The GDL Fund	15,000	147,001
General American Investors Co., Inc.	320,799	9,938,353
Global High Income Fund, Inc.	483,942	3,736,032
JP Morgan Asian Investment Trust PLC (h)	15,214	46,692
Juridica Investments Ltd. (h)	495,258	509,530
Liberty All Star Equity Fund	1,043,489	5,300,924
LMP Real Estate Income Fund, Inc.	342,704	4,208,405
Managed High Yield Plus Fund, Inc.	329,267	529,791
Marwyn Value Investors Ltd. (h)	155,571	518,921
Millennium Investment & Acquisition Co., Inc. (a)	112,276	57,272
Morgan Stanley East Europe Fund Escrow (a)	97,901	0
Neuberger Berman Real Estate Securities Income Fund, Inc.	577,795	2,663,635
Nuveen Global Equity Income Fund	71,976	733,436
Pacholder High Yield Fund, Inc.	50,976	322,168
The Prospect Japan Fund Ltd. (a)(h)	240,144	231,739
Swiss Helvetia Fund, Inc.	280,925	3,050,846
Templeton Russia and East European Fund, Inc.	35,812	348,451
Terra Catalyst Fund (h)	20,319	32,504
Transamerica Income Shares, Inc.	9,773	211,683
Tri-Continental Corp.	387,319	7,552,721
		74,273,959
Commodity Partnerships - 3.45%
Nuveen Diversified Commodity Fund	155,890	1,607,475
Nuveen Long/Short Commodity Total Return Fund	255,478	4,087,648
		5,695,123
Auction Rate Preferred Securities - 0.21% (c)(f)
Putnam Managed Municipal Income Trust - Series C	6	225,000
Putnam Municipal Opportunities Trust - Series C	6	123,000
		348,000

Business Development Company - 4.60%
BDCA Venture, Inc.	292,681	1,372,703
Equus Total Return, Inc. (a)	106,919	187,108
Firsthand Technology Value Fund, Inc.	145,940	1,241,949
Full Circle Capital Corp.	477,419	1,465,677
MVC Capital, Inc.	403,584	3,313,425
		7,580,862
Total Investment Companies (Cost $91,953,035)		87,897,944

PREFERRED STOCKS - 3.65%
Health Care Providers & Services - 0.09%
AdCare Health Systems, Inc.	6,773	143,046
Real Estate Investment Trusts - 3.56%
Preferred Apartment Communities, Inc. (c)(f)	6,083	5,870,034
Total Preferred Stocks (Cost $5,831,534)		6,013,080

COMMON STOCKS - 29.34%
Consumer Finance - 3.41%
Emergent Capital, Inc. (a)	1,032,379	5,626,463
Food Products - 0.09%
Boulder Brands, Inc. (a)	17,184	140,737
Hotels, Restaurants & Leisure - 0.05%
Caesars Acquisition Co. (a)	12,400	88,040
Insurance - 8.69%
Stewart Information Services Corp.	350,544	14,340,755
IT Services - 0.06%
JetPay Corp. (a)	35,055	97,102
Marine - 0.02%
Pangaea Logistics Solutions Ltd. (a)(h)	10,857	33,657
Professional Services - 1.98%
Hill International, Inc. (a)	997,639	3,272,256
Real Estate Investment Trusts - 9.15%
Gyrodyne LLC	8,075	226,504
Independence Realty Trust, Inc.	142,062	1,024,264
New York REIT, Inc.	280,451	2,821,337
Silver Bay Realty Trust Corp.	5,384	86,198
Wheeler Real Estate Investment Trust, Inc.	1,119,587	2,127,215
Winthrop Realty Trust	613,741	8,813,321
		15,098,839
Special Purpose Acquisition Vehicle - 5.89% (a)
1347 Capital Corp.	76,600	782,086
Arowana, Inc. (h)	122,028	1,232,483
Barington/Hilco Acquisition Corp.	15,611	158,452
DT Asia Investments, Ltd. (h)	115,645	1,150,668
E-Compass Acquisition Corp. (h)	27,523	277,432
Electrum Special Acquisition Corp. (h)	46,800	462,384
FinTech Acquisition Corp.	48,085	483,735
FlatWorld Acquisition Corporation (h)	105,702	5,285
Garnero Group Acquisition Co. (h)	153,199	1,510,542
Global Defense & National Security Systems, Inc.	90,807	955,290
Gores Holdings, Inc.	41,285	416,566
Harmony Merger Corp.	62,937	623,076

Quinpario Acquisition Corp. 2	15,611	160,481
ROI Acquisition Corp. II	55,036	550,360
Sino Mercury Acquisition Corp.	33,634	326,586
Terrapin 3 Acquisition Corp.	62,138	613,923
		9,709,349
Total Common Stocks (Cost $45,939,050)		48,407,198

LIQUIDATION CLAIMS - 1.70% (a)(c)(f)
The Home Insurance Company in Liquidation	1	1,228,502
The Home Insurance Company in Liquidation II	1	1,574,994
Total Liquidation Claims (Cost $2,569,880)		2,803,496

	Principal
	Amount
CONVERTIBLE BONDS - 1.90% (b)
Emergent Capital, Inc.
8.500%, 02/15/2019	$2,941,000	3,139,517
Total Convertible Bonds (Cost $2,941,000)		3,139,517

CORPORATE BONDS - 0.01% (b)(c)(d)(f)
Washington Mutual Inc.
0.000%, 09/17/2012	3,000,000	22,500
Total Corporate Bonds (Cost $0)		22,500

CORPORATE NOTES - 1.91% (b)
MVC Capital, Inc.	133,383	3,146,505
7.250%, 01/15/2023
Total Corporate Notes (Cost $3,349,349)		3,146,505

PROMISSORY NOTES - 0.85% (b)(c)(f)(g)
Wheeler Real Estate Investment Trust Convertible
9.000%, 12/15/2018 (Acquired 12/16/2013, Cost $600,000)	600,000	600,000
Wheeler Real Estate Investment Trust Non-convertible
9.000%, 12/15/2015 (Acquired 12/16/2013, Cost $800,000)	800,000	800,000
Total Promissory Notes (Cost $1,400,000)		1,400,000

	Shares
WARRANTS - 0.26% (a)
AR Capital Acquisition Corp.
Expiration: October 2019	49,997	11,999
Exercise Price: $11.50
Arabella Exploration, Inc.
Expiration: December 2016	25,448	384
Exercise Price: $5.00 (h)
CB Pharma Acquisition Corp.
Expiration: December 2021	23,814	5,001
Exercise Price: $5.75 (h)
Delta Technology Holdings, Ltd.
Expiration: December 2017	43,666	2,266
Exercise Price: $10.00 (h)
DT Asia Investments, Ltd.
Expiration: October 2019	79,818	7,184

Exercise Price: $12.00 (h)
Garnero Group Acquisition Co.
Expiration: June 2019	153,199	19,916
Exercise Price: $11.50 (h)
Harmony Merger Corp.
Expiration: January 2021	62,937	18,881
Exercise Price: $11.50
Hemisphere Media Group, Inc.
Expiration: April 2018	39,430	53,231
Exercise Price: $12.00
Imperial Holdings, Inc.
Expiration: October 2019	8	0
Exercise Price: $10.75 (c)(f)
Preferred Apartment Communities, Inc.
Expiration: March 2017	6,083	61
Exercise Price: $9.00 (c)(f)
ROI Acquisition Corp. II
Expiration: September 2018	16,676	6,003
Exercise Price: $11.50
Tecnoglass, Inc.
Expiration: December 2016	45,477	263,767
Exercise Price: $8.00 (h)
Tempus Applied Solutions Holdings, Inc.
Expiration: July 2020	60,197	19,263
Exercise Price: $11.50
Terrapin 3 Acquisition Corp.
Expiration: June 2019	62,138	24,265
Exercise Price: $11.50
Wheeler Real Estate Investment Trust, Inc.
Expiration: December 2018	84,211	0
Exercise Price: $4.75 (Acquired 1/24/2014, Cost $0) (c)(f)(g)
Expiration: April 2019	7,523	376
Exercise Price: $5.50
Total Warrants (Cost $195,275)		432,597

RIGHTS - 0.04% (a)
CB Pharma Acquisition Corp. (h)	23,814	7,144
DT Asia Investments, Ltd. (h)	79,818	11,175
Garnero Group Acquisition Co. (h)	139,951	30,789
Sino Mercury Acquisition Corp.	33,634	17,153
Total Rights (Cost $92,428)		66,261

MONEY MARKET FUNDS - 6.98%
Fidelity Institutional Government Portfolio - Class I, 0.010% (e)	5,752,932	5,752,932
Fidelity Institutional Tax-Exempt Portfolio - Class I, 0.010% (e)	5,752,931	5,752,931
Total Money Market Funds (Cost $11,505,863)		11,505,863

Total Investments (Cost $165,777,414) - 99.93%		164,834,961
Other Assets in Excess of Liabilities - 0.07%		122,084
TOTAL NET ASSETS - 100.00%		$164,957,045

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b)	The coupon rates shown represent the rates at September 30, 2015.
(c)	Fair valued securities. The total market value of these securities was $10,444,091, representing 6.33% of net assets.
(d)	Default or other conditions exist and the security is not presently accruing income.
(e) The rate shown represents the 7-day yield at September 30, 2015.
(f)	Illiquid securities. The total market value of these securities was $10,444,091, representing 6.33% of net assets.
(g) Restricted security.
(h) Foreign-issued security.

Valuation of investments—The Fund calculates its net asset value based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices or if not available the most recent bid price, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source or a broker-dealer for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. The auction rate preferred securities are valued at cost, unless other observable market events occur. The purchase price, or cost, of these securities is arrived at through an arms length transaction between a willing buyer and seller in the secondary market and is indicative of the value on the secondary market. Current transactions in similar securities in the marketplace are evaluated. Factors for other securities may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities may be fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board or its delegate determines that this does not represent fair value.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Fund adopted Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04 (“ASU 2011-04”), Fair Value Measurement: Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRS, which, among other things, clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The significant unobservable inputs used in fair value measurement of the Fund’s investment companies, corporate bonds, promissory notes, liquidation claims and warrants are (1) cost and (2) indicative bids or price ranges from dealers, brokers, or market makers. Significant changes in any of these inputs in isolation may result in a change in higher fair value measurement.

In accordance with procedures established by the Fund’s Board of Directors, the Adviser shall initially value non-publicly-traded securities (for which a current market value is not readily available) at their acquisition cost less related expenses, where identifiable, unless and until the Adviser determines that such value does not represent fair value.

The Adviser sends a memorandum to the Chairman of the Valuation Committee with respect to any non-publicly-traded securities that are valued using a method other than cost detailing the reason, factors considered, and impact on the Fund’s NAV. If the Chairman determines that such fair valuation(s) require the involvement of the Valuation Committee, a special meeting of the Valuation Committee is called as soon as practicable to discuss such fair valuation(s). The Valuation Committee of the Board consists of at least two non-interested Directors, as defined by the Investment Company Act of 1940.

At each regular quarterly Board meeting, the Adviser delivers a written report (the “Quarterly Report”) to the Board regarding any recommendations of fair valuation during the past quarter, including fair valuations which have not changed. The Board reviews the Quarterly Report and discusses the valuation of the fair valued securities.

The Valuation Committee reviews all Quarterly Reports and any other interim reports, and reviews and approves the valuation of all fair valued securities. This review includes a review and discussion of an updated fair valuation summary with appropriate levels of representatives of the Adviser’s management.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund's investments:

	Quoted Prices in Active	Significant Other
	Markets for Identical	Observable Inputs	Unobservable Inputs
	Investments (Level 1)*	(Level 2)*	(Level 3)**	Total
Investment Companies	$87,460,168	$89,776	$348,000	$87,897,944
Preferred Stocks
Real Estate Investment Trusts	143,046	-	5,870,034	6,013,080
Common Stocks
Consumer Finance	5,626,463	-	-	5,626,463
Food Products	140,737	-	-	140,737
Hotels, Restaurants & Leisure	88,040	-	-	88,040
Insurance	14,340,755	-	-	14,340,755
IT Services	97,102	-	-	97,102
Marine	33,657	-	-	33,657
Professional Services	3,272,256	-	-	3,272,256
Real Estate Investments Trusts	15,098,839	-	-	15,098,839
Special Purpose Acquisition Vehicle	3,436,436	6,272,913	-	9,709,349
Liquidation Claims	-	-	2,803,496	2,803,496
Convertible Bonds	-	3,139,517	-	3,139,517
Corporate Bonds	-	22,500	-	22,500
Corporate Notes	3,146,505	-	-	3,146,505
Promissory Notes	-	-	1,400,000	1,400,000
Warrants	290,070	142,466	61	432,597
Rights	47,942	18,319	-	66,261
Money Market Funds	11,505,863	-	-	11,505,863
Total	$144,727,879	$9,685,491	$10,421,591	$164,834,961

* Transfers between Levels are recognized at the end of the reporting period.
**The Fund measures Level 3 activity as of the beginning and end of each financial reporting period.

Transfers between Level 1 and Level 2 securities as of September 30, 2015 resulted from securities priced previously with an official close price (Level 1 securities) or on days where there is not an official close price the bid price is used (Level 2 securities). Transfers as of September 30, 2015 are summarized in the table below:

Transfers into Level 1
Common Stock
Special Purpose Acquisition Vehicle	$955,290
Warrants	384
Transfers out of Level 1
Investment Companies	(89,776)
Common Stock
Special Purpose Acquisition Vehicle	(1,510,542)
Net transfers in and/or out of Level 1	$(644,644)

Transfers into Level 2
Investment Companies	89,776
Common Stock
Special Purpose Acquisition Vehicle	$1,510,542
Transfers out of Level 2
Common Stock
Special Purpose Acquisition Vehicle	(955,290)
Warrants	(384)
Net transfers in and/or out of Level 2	$644,644

Special Opportunities Fund

The fair value of derivative instruments as reported within the Schedule of Investments as of September 30, 2015:

Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value
Equity Contracts - Warrants	Investments, at value	$432,597

The effect of derivative instruments on the Statement of Operations for the period ended September 30, 2015:

	Amount of Realized Loss on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Value
Equity Contracts - Warrants	Net Realized Loss	$(177,830)
on Investments

	Change in Unrealized Appreciation on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Total
Equity Contracts - Warrants	Net change in unrealized	$358,817
	appreciation of investments

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Category	Balance as of 12/31/2014	Acquisitions	Dispositions	Realized Gain (Loss)	Change in unrealized appreciation (depreciation)	Transfers into / (out of) Level 3	Balance as of 9/30/2015
Closed End Funds	$163,146	$-	$(191,893)	$191,893	$(163,146)	$-	$-
Auction Rate Preferred Securities	6,381,563	-	(6,700,000)	720,750	(54,313)	-	348,000
Preferred Stocks	5,806,162	-	-	-	63,872	-	5,870,034
Common Stocks	228,146	4,175	-	-	118,856	(351,177)	-
Liquidation Claims	2,842,434	-	-	-	(38,938)	-	2,803,496
Promissory Notes	2,000,000	-	(600,000)	-	-	-	1,400,000
Warrants	69	-	-	-	(8)	-	61
	$17,421,520	$4,175	$(7,491,893)	$912,643	$(73,677)	$(351,177)	$10,421,591

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2015:

	Fair Value September 30, 2015	Valuation Methodologies	Unobservable Input(1)	Impact to Valuation from an increase in Input(2)
Auction Rate Preferred Securities	$ 348,000	Market Comparables/ Cost	Comparability Adjustments/ Broker Indications/ Company Announcements	Increase
Preferred Stocks	$ 5,870,034	Cost	Market Assessments/ Financial Assessements	Increase
Liquidation Claims	$ 2,803,496	Market Transactions Approach	Broker Bids	Increase
Promissory Notes	$ 1,400,000	Cost	Terms of the Note/ Financial Assessements/ Company Announcements	Increase
Warrants	$ 61	Market Transactions Approach	Discount to Market Price for Share Restrictions	Decrease

(1)
In determining certain of these inputs, management evaluates a variety of factors including economic conditions, foreign exchange rates, industry and market developments, market valuations of comparable companies and company specific developments including exit strategies and realization opportunities. Management has determined that market participants would take these inputs into account when valuing the investments.

(2)
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows*:

Cost of investments	$165,777,414
Gross unrealized appreciation on investments	12,568,251
Gross unrealized depreciation on investments	(13,510,704)
Net unrealized depreciation	$(942,453)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Special Opportunities Fund, Inc.

By (Signature and Title) /s/ Andrew Dakos
                                           Andrew Dakos, President

Date  11/18/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Andrew Dakos
                                          Andrew Dakos, President

Date  11/18/15

By (Signature and Title) /s/ Thomas Antonucci
                                           Thomas Antonucci, Chief Financial Officer

Date 11/18/15